UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                        FORM 13F

                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [    ]:     Amendment Number:
This Amendment (Check only one.):   [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Somerset Asset Management LLC
         Address:          90 South Seventh Street, Suite 4300
                           Minneapolis, MN 55402

13F File Number:  ___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John M. Murphy, Jr.
Title:            Chief Executive Officer
Phone:            (612) 317-2140

Signature, Place and Date of Signing:

_/s/ John M. Murphy, Jr.___  Minneapolis, Minnesota    Date:  February 11, 2005
John M. Murphy, Jr.

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total:     57
Form 13F Information Table Value Total:     $ 104,638 (in thousands)

List of Other Included Managers:    None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      Common Stock     88579Y101    18573   226308 SH       SOLE                                     226308
AUTOMATIC DATA PROCESSING INC. Common Stock     053015103      766    17275 SH       SOLE                                      17275
BEMIS INC COM                  Common Stock     081437105      687    23626 SH       SOLE                                      23626
BEST BUY INC COM               Common Stock     086516101      211     3550 SH       SOLE                                       3550
BIOTECH HOLDRS TRUST           Common Stock     09067D201     1147     7500 SH       SOLE                                       7500
C.H. ROBINSON WORLDWIDE INC    Common Stock     12541W100    27461   494611 SH       SOLE                                     494611
CATERPILLAR INC                Common Stock     149123101      291     2980 SH       SOLE                                       2980
CHERVON TEXACO CORP            Common Stock     166764100      527    10030 SH       SOLE                                      10030
CHITTENDEN CORP                Common Stock     170228100     1199    41717 SH       SOLE                                      41717
CISCO SYS INC COM              Common Stock     17275R102      564    29195 SH       SOLE                                      29195
CITIGROUP INC                  Common Stock     172967101      429     8900 SH       SOLE                                       8900
CONAGRA FOODS INC              Common Stock     205887102      636    21600 SH       SOLE                                      21600
CORNING INC                    Common Stock     219350105      525    44600 SH       SOLE                                      44600
COSTCO WHSL CORP NEW COM       Common Stock     22160K105      891    18400 SH       SOLE                                      18400
CYPRESS SEMICONDUCTOR CORP     Common Stock     232806109      223    19000 SH       SOLE                                      19000
DELL INC                       Common Stock     24702R101     1163    27600 SH       SOLE                                      27600
EBAY INC                       Common Stock     278642103      489     4200 SH       SOLE                                       4200
ECOLAB INC                     Common Stock     278865100     1194    34000 SH       SOLE                                      34000
EXXON MOBIL CORP               Common Stock     30231G102     1523    29717 SH       SOLE                                      29717
FORD MOTOR COMPANY             Common Stock     345370860      437    29850 SH       SOLE                                      29850
FPL GROUP INC                  Common Stock     302571104      434     5800 SH       SOLE                                       5800
GAP INC DELAWARE               Common Stock     364760108      759    35950 SH       SOLE                                      35950
GENERAL ELECTRIC CO            Common Stock     369604103     1653    45301 SH       SOLE                                      45301
GENERAL MLS INC COM            Common Stock     370334104      407     8180 SH       SOLE                                       8180
HOME DEPOT INC                 Common Stock     437076102      541    12650 SH       SOLE                                      12650
INTL BUSINESS MACHINES CORP    Common Stock     459200101      302     3059 SH       SOLE                                       3059
INTUITIVE SURGICAL INC         Common Stock     46120e602     1925    48100 SH       SOLE                                      48100
JOHNSON & JOHNSON              Common Stock     478160104      963    15183 SH       SOLE                                      15183
JPMORGAN CHASE & CO            Common Stock     46625H100     1168    29950 SH       SOLE                                      29950
MCDONALDS CORP                 Common Stock     580135101      250     7812 SH       SOLE                                       7812
MEDTRONIC INC COM              Common Stock     585055106     1304    26250 SH       SOLE                                      26250
MICROSOFT CORP                 Common Stock     594918104      884    33085 SH       SOLE                                      33085
NEOPHARM INC                   Common Stock     640919106      945    75560 SH       SOLE                                      75560
NORTHERN TR CORP COM           Common Stock     665859104      445     9150 SH       SOLE                                       9150
ORACLE CORP                    Common Stock     68389X105      213    15500 SH       SOLE                                      15500
PEPSICO INC                    Common Stock     713448108     1517    29070 SH       SOLE                                      29070
PROCTER & GAMBLE CO            Common Stock     742718109      223     4056 SH       SOLE                                       4056
SAFECO CORP COM                Common Stock     786429100      601    11500 SH       SOLE                                      11500
SANMINA SCI CORP COM           Common Stock     800907107     1815   214324 SH       SOLE                                     214324
SEMICONDUCTOR HOLDRS TR        Common Stock     816636203     1635    49000 SH       SOLE                                      49000
SPDR CONSUMER STAPLES          Common Stock     81369y308      266    11500 SH       SOLE                                      11500
SPDR INDUSTRIALS               Common Stock     81369y704      296     9500 SH       SOLE                                       9500
ST PAUL TRAVELLERS COS INC     Common Stock     792860108     1338    36087 SH       SOLE                                      36087
STRYKER CORP                   Common Stock     863667101      241     5000 SH       SOLE                                       5000
SYSCO CORP COM                 Common Stock     871829107      847    22200 SH       SOLE                                      22200
TARGET CORP COM                Common Stock     87612E106     1856    35749 SH       SOLE                                      35749
TEVA PHARMACEUTICAL INDS LTD A Common Stock     881624209      626    20950 SH       SOLE                                      20950
TEXAS INSTRUMENTS INC          Common Stock     882508104      367    14900 SH       SOLE                                      14900
UNITED TECHNOLOGIES CORP       Common Stock     913017109      326     3150 SH       SOLE                                       3150
US BANCORP DEL NEW             Common Stock     902973304    15428   492591 SH       SOLE                                     492591
WACHOVIA CORP 2ND NEW          Common Stock     929903102     1089    20700 SH       SOLE                                      20700
WALT DISNEY CO                 Common Stock     254687106     1087    39100 SH       SOLE                                      39100
WELLS FARGO & CO NEW           Common Stock     949746101      584     9400 SH       SOLE                                       9400
WEYERHAEUSER CO COM            Common Stock     962166104      726    10800 SH       SOLE                                      10800
WYETH                          Common Stock     983024100      345     8100 SH       SOLE                                       8100
ZIMMER HLDGS INC COM           Common Stock     98956P102      959    11970 SH       SOLE                                      11970
*** NOKIA CORP SPONSORED ADR   ADR              654902204     1338    85357 SH       SOLE                                      85357
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